SEPTEMBER 21, 2020

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED FEBRUARY 28, 2020, as supplemented through august 11, 2020

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

1.	Under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added under the Healthcare Fund:

FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Healthcare Fund
Rebecca D. Sykes*
Other Registered Investment Companies	9	$139	1	$5
Other Pooled Investment Vehicles	32	$348	8	$87
Other Accounts	78	$538	9	$70
*	Information as of June 30, 2020

2.	Under the heading “PORTFOLIO MANAGERS – EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Rebecca D. Sykes**	Healthcare Fund	None
**	Ms. Sykes became a portfolio manager to the Healthcare Fund effective September 1, 2020. The information for Ms. Sykes is as of June 30, 2020.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.